                                                       1933 Act File No. 2-64536
                                                      1940 Act File No. 811-2924

                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                         Pre-Effective Amendment No.                   [ ]

                       Post-Effective Amendment No. 28                 [X]

                                     and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     [X]
                                     OF 1940

                              Amendment No. 27                         [X]

         LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
         --------------------------------------------------------------
                Exact Name of Registrant as Specified in Charter

              90 HUDSON STREET, JERSEY CITY, NEW JERSEY 07302-3973
              ----------------------------------------------------
                      Address of Principal Executive Office

                  REGISTRANT'S TELEPHONE NUMBER (201) 395-2000
                  --------------------------------------------

           CHRISTINA T. SIMMONS, VICE PRESIDENT & ASSISTANT SECRETARY
              90 HUDSON STREET, JERSEY CITY, NEW JERSEY 07302-3973
              ----------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_____         immediately on filing pursuant to paragraph (b)

__X__         on November 1, 2001 pursuant to paragraph (b)

_____         60 days after filing pursuant to paragraph (a) (1)

_____         on (date) pursuant to paragraph (a) (1)

_____         75 days after filing pursuant to paragraph (a) (2)

_____         on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

LORD ABBETT                                                      [GRAPHIC] (R)


Lord Abbett U.S.

     Government Money

     Market Fund


November 1,2001

PROSPECTUS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
                                                                         PAGE

THE FUNDS

WHAT YOU SHOULD KNOW
ABOUT THE FUND

GOAL                                                                           2

PRINCIPAL STRATEGY                                                             2

MAIN RISKS                                                                     2

PERFORMANCE                                                                    3

FEES AND EXPENSES                                                              4

MANAGEMENT                                                                     4


YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT

PURCHASES                                                                      5

SALES COMPENSATION                                                             7

OPENING YOUR ACCOUNT                                                           7

REDEMPTIONS                                                                    8

DISTRIBUTIONS AND TAXES                                                        9

SERVICES FOR FUND INVESTORS                                                    9

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS                                                          11

ADDITIONAL INFORMATION

HOW TO LEARN MORE ABOUT THE FUND
AND OTHER LORD ABBET FUNDS

BACK COVER

                                    THE FUND

GOAL

     The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. These securities are commonly known as money market instruments.

PRINCIPAL STRATEGY

     The Fund is a money market fund that attempts to manage its portfolio to maintain a stable share price of $1.00 in accordance with strict rules of the Securities and Exchange Commission (OSECO). The Fund normally invests all of its assets in:

     - securities issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness,

     - securities issued or guaranteed by agencies or instrumentalities of the U.S. government, such as the Government National Mortgage Association, Federal National Mortgage Association, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Banks, and

     -    repurchase agreements involving these securities.

     In selecting investments, the Fund focuses on securities that appear to offer the best relative value.

     Although the Fund does not currently intend to do so, the Fund may invest up to 20% of its assets in other money market instruments such as certificates of deposit, bankers' acceptances, commercial paper and other short-term corporate debt securities.


MAIN RISKS

     The Fund's yield and the value of its investments may vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund's investments typically will lose value.

     Although the Fund's U.S. Treasury obligations and some U.S. government agency obligations are backed by the full faith and credit of the U.S. government, other investments of the Fund do not have this guarantee. In addition, U.S. government guarantees relate only to the interest and principal of the security.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[SIDENOTE]

WE OR THE FUND OR U.S. GOVERNMENT MONEY MARKET FUND refers to Lord Abbett U.S. Government Securities Money Market Fund, Inc.

ABOUT THE FUND. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal; although, as with all mutual funds, it cannot guarantee results.

                          U.S. GOV'T MONEY MARKET FUND


                                                     Symbols:   Class A - LACXX
                                                                Class B - LABXX
                                                                Class C - LCCXX

PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year.

BAR CHART (PER CALENDAR YEAR) - CLASS A SHARES

[CHART]

 91          5.2%
 92          2.8%
 93          2.3%
 94          3.5%
 95          5.2%
 96          4.7%
 97          4.7%
 98          4.6%
 99          4.4%
 00          5.5%

BEST QUARTER   1st Q '91    1.5%     WORST QUARTER   3rd Q '93    0.5%


     The Fund's Class A shares total return for the nine-month period from January 1, 2001 to September 30, 2001 was 2.77%.

     For the Fund's current yield, call toll-free 1-800-426-1130.
     The table below shows the Fund's Class A, B and C performance over time.

AVERAGE ANNUAL TOTAL RETURNS THROUGH DECEMBER 31, 2000


SHARE CLASS             1 YEAR          5 YEARS            10 YEARS         LIFE OF FUND
Class A shares           5.52%             4.78%              4.28%            -

Class B shares           4.71%             -                  -                 3.80%(1)

Class C shares           5.52%             -                  -                 4.80%(1)


(1) The Fund's Class B and Class C shares start of performance dates were August 1, 1996 and July 15, 1996, respectively.

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE

                                                                      CLASS A       CLASS B(1)       CLASS C
SHAREHOLDER FEES (Fees paid directly from your investment)

Maximum Sales Charge on Purchases
(as a % of offering price)                                              none           none            none
Maximum Deferred Sales Charge (see "Purchases")
(as a % of the lesser of original purchase price or sale proceeds)      none(2)        5.00%           1.00%(3)

ANNUAL FUND OPERATING EXPENSES (Expenses deducted from Fund assets) (as a % of average net assets)

Management Fees (See "Management")                                      0.50%          0.50%           0.50%
Distribution and Service (12b-1) Fees(4)                                none           0.75%           none
Other Expenses                                                          0.40%          0.40%           0.40%
Total Operating Expenses                                                0.90%          1.65%           0.90%


(1) Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares.

(2) A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

(3) A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

(4) Because 12b-1 fees are paid out on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example, like that in other funds' prospectuses, assumes that you invest $10,000 in the Fund at maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (including any applicable contingent deferred sales charges) would have been:


SHARE CLASS                 1 YEAR        3 YEARS        5 YEARS       10 YEARS
Class A shares              $ 92           $287           $  498        $1,108
Class B shares              $668           $820           $1,097        $1,754
Class C shares              $192           $287           $  498        $1,108

You would have paid the following expenses if you did not redeem your shares:

Class A shares              $ 92           $287           $  498        $1,108
Class B shares              $168           $520           $  897        $1,754
Class C shares              $ 92           $287           $  498        $1,108


MANAGEMENT

     The Fund operates under the supervision of its Board with the advice of Lord, Abbett & Co., its investment adviser, which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with approximately $36 billion in more than 40 mutual funds and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

     Lord Abbett is entitled to an annual management fee based on the Fund's average daily net assets. The fee is calculated daily and payable monthly. The management fee is calculated at the following rates:

            .50% on the first $250 million in assets, .45% on the next $250 million, and .40% on assets over $500 million.

     For the fiscal year ended June 30, 2001, the fee paid to Lord Abbett was at an annual rate of .50 of 1% of average daily net assets. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.


[SIDENOTE]

MANAGEMENT FEES are payable to Lord, Abbett & Co. ("Lord Abbett") for the Fund's investment management.

12b-1 FEES refer to fees incurred for activities that are primarily intended to result in the sale of Fund shares and service fees for shareholder account service and maintenance.

OTHER EXPENSES include fees paid for miscellaneous items such as shareholder service fees and professional fees.

                                YOUR INVESTMENT

PURCHASES

     The Fund offers in this prospectus three classes of shares: Classes A, B, and C, each with different expenses, dividends and yields. You may purchase shares at the net asset value ("NAV") per share determined after we receive your purchase order submitted in proper form. Although the Fund has no front-end sales charge on purchases of its shares, the Fund does have a contingent deferred sales charge ("CDSC") in certain cases, as described below.

     You should read this section carefully to determine which class of shares represents the best investment option for your particular situation.

     FOR MORE INFORMATION, SEE "CAPITAL STOCK AND OTHER SECURITIES" IN THE STATEMENT OF ADDITIONAL INFORMATION.

     We reserve the right to withdraw all or any part of the offering made by this prospectus or to reject any purchase order. We also reserve the right to waive or change minimum investment requirements. All purchase orders are subject to our acceptance and are not binding until confirmed or accepted in writing.

SHARE CLASSES

CLASS A   -    PURCHASED DIRECTLY OR ACQUIRED BY EXCHANGE

          -    no front-end sales charge
          -    a CDSC may be applied to shares acquired through an exchange

CLASS B*  -    NORMALLY ACQUIRED BY EXCHANGE ONLY

          - no front-end sales charge, but, a CDSC is applied to shares redeemed before the sixth anniversary of purchase
          -    higher annual expenses than Class A or Class C shares
          -    automatically converts to Class A shares after eight years
          -    asset-based sales charge 0.75 of 1% - See "Sales Compensation"

CLASS C   -    ACQUIRED BY EXCHANGE ONLY

          -    no front-end sales charge
          - a CDSC is applied to shares redeemed before the first anniversary of purchase

* Class B shares of the Fund may be purchased (i) directly by investors opening dollar cost averaging accounts pursuant to which all of the amount invested will be reinvested in an ELIGIBLE FUND within 24 months of the initial purchase and (ii) by exchange for shares of the same class of any Eligible Fund.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

A CDSC , regardless of class, is not charged on shares acquired through reinvestment of dividends or capital gains distributions and is charged on the original purchase cost or the current market value of the shares at the time they are redeemed, whichever is lower. In addition, repayment of loans under RETIREMENT PLANS and 403(b) Plans will constitute new sales for purposes of assessing the CDSC.

To minimize the amount of any CDSC, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains (always free of a CDSC)

   2.   shares held for six years or more (Class B) or one year or more
        (Class C)

   3. shares held the longest before the sixth anniversary of their purchase (Class B) or before the first anniversary of their purchase (Class C)

     If you acquire Fund shares through an exchange from another Lord Abbett-sponsored fund that were originally purchased subject to a CDSC and you redeem before the applicable CDSC period has expired, you will be charged the CDSC. The CDSC will be remitted to the appropriate party as described below.


[SIDENOTE]

NAV per share for each class of Fund shares is generally calculated at 12 noon and 2:00 p.m. Eastern time each business day that the New York Stock Exchange ("NYSE") is open for trading. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives your order in proper form. In calculating NAV, securities are valued at cost plus (minus) amortized discount (premium), if any, pursuant to the requirements for money market funds.

ELIGIBLE FUND. An Eligible Fund is any Lord Abbett-sponsored fund except for (1) certain tax-free, single-state funds where the exchanging shareholder is a resident of a state in which such a fund is not offered for sale; (2) Lord Abbett Series Fund, Inc.; (3) the Fund and (4) any other fund the shares of which are not available to the investor at the time of the transaction due to a limitation on the offering of the fund's shares. An Eligible Fund also is any Authorized Institution's affiliated money market fund meeting criteria set by Lord Abbett Distributor.

RETIREMENT PLANS include employer-sponsored retirement plans under the Internal Revenue Code, but do not include Individual Retirement Accounts.

Lord Abbett offers a variety of Retirement Plans. Call 800-253-7299 for information about:

-    Traditional, Rollover, Roth and Education IRAs

-    Simple IRAs, SEP-IRAs, 401(k) and 403(b) accounts

-    Defined Contribution Plans

     CLASS A SHARE CDSC. If you acquire Class A shares of the Fund in exchange for Class A shares of another Lord Abbett-sponsored fund subject to a CDSC and you redeem any of the Class A shares within 24 months after the month in which you initially purchased those shares, the Fund will collect a CDSC of 1% and remit it to the fund in which you originally purchased the shares.

     The Class A share CDSC generally will be waived for the following conditions:

     - benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess distribution under Retirement Plans (documentation may be required)

     - redemptions continuing as investment in another fund participating in a Special Retirement Wrap Program


     CLASS B SHARE CDSC. The CDSC for Class B shares normally applies if you redeem your shares before the sixth anniversary of their initial purchase. The CDSC will be remitted to LORD ABBETT DISTRIBUTOR, LLC. The CDSC declines the longer you own your shares, according to the following schedule:

CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES

ANNIVERSARY(1) OF THE DAY ON                     CONTINGENT DEFERRED SALES CHARGE
WHICH THE PURCHASE ORDER                         ON REDEMPTION (AS % OF AMOUNT
WAS ACCEPTED                                     SUBJECT TO CHARGE)
On                         Before
                           1st                              5.0%
1st                        2nd                              4.0%
2nd                        3rd                              3.0%
3rd                        4th                              3.0%
4th                        5th                              2.0%
5th                        6th                              1.0%
on or after the 6th(2)                                      None

(1) The anniversary is the same calendar day in each respective year after the date of purchase. For example, the anniversary for shares purchased on May 1 will be May 1 of each succeeding year.

(2) Class B shares will automatically convert to Class A shares on the eighth anniversary of the purchase of Class B shares.

     The Class B share CDSC generally will be waived under the following circumstances:

     - benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans

     - ELIGIBLE MANDATORY DISTRIBUTIONS under 403(b) Plans and individual retirement accounts

     -    death of the shareholder

     - redemptions of shares in connection with Div-Move and Systematic Withdrawal Plans (up to 12% per year)

     SEE "SYSTEMATIC WITHDRAWAL PLAN" UNDER "SERVICES FOR FUND INVESTORS" BELOW FOR MORE INFORMATION ON CDSCS WITH RESPECT TO CLASS B SHARES.

     CLASS C SHARE CDSC. The 1% CDSC for Class C shares normally applies if you redeem your shares before the first anniversary of their purchase. The CDSC will be remitted to either Lord Abbett Distributor or the fund involved in the original purchase depending on which entity originally paid the sales compensation to your dealer.


[SIDENOTE]

BENEFIT PAYMENT DOCUMENTATION. (Class A CDSC only) Requests for benefit payments of $50,000 or more must be in writing. Use the address indicated under "Opening Your Account."

LORD ABBETT DISTRIBUTOR, LLC ("Lord Abbett Distributor") acts as agent for the Fund to work with investment professionals who buy and/or sell shares of the Fund on behalf of their clients. Generally, Lord Abbett Distributor does not sell Fund shares directly to investors.

ELIGIBLE MANDATORY DISTRIBUTIONS. If Class B shares represent a part of an individual's total IRA or 403(b) investment, the CDSC will be waived only for that part of a mandatory distribution that bears the same relation to the entire mandatory distribution as the Class B share investment bears to the total investment.

SALES COMPENSATION

     As part of its plan for distributing shares, the Fund and Lord Abbett Distributor pay sales and service compensation to AUTHORIZED INSTITUTIONS that sell the Fund's shares and service their shareholder accounts.

     Sales compensation payments originate from two sources: CDSCs and 12b-1 fees paid out of the Fund's assets. The Fund is currently not making 12b-1 fee payments under the Class A and Class C share Rule 12b-1 plans. The Fund has adopted a Class B share Rule 12b-1 Plan under which we periodically pay Lord Abbett Distributor an annual distribution fee of 0.75 of 1% of the average daily net asset value of the Class B shares.

     The distribution fee is paid to Lord Abbett Distributor to compensate it for its services rendered in connection with the distribution of Class B shares, including the payment and financing of sales commissions on Class B shares at the time of their original purchase. Because 12b-1 fees are paid by the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. However, Lord Abbett Distributor pays an up-front payment to Authorized Institutions totaling 4%, consisting of 0.25% for services provided to shareholders and 3.75% for a sales commission in connection with purchases of Class B shares for dollar cost averaging accounts as described above.

     ADDITIONAL CONCESSIONS TO AUTHORIZED INSTITUTIONS. Additional payments may be paid to Authorized Institutions from Lord Abbett Distributor's own resources or from distribution fees received from the Fund and may be made in the form of cash or, if permitted, non-cash payments. The non-cash payments may include business seminars at Lord Abbett's headquarters or other locations, including meals and entertainment, or merchandise. The cash payments may include payment of various business expenses of the dealer.

     In selecting dealers to execute portfolio transactions for the Fund's portfolio, if two or more dealers are considered capable of obtaining best execution, we may prefer the dealer who has sold our shares or shares of other Lord Abbett-sponsored funds.

OPENING YOUR ACCOUNT

     MINIMUM INITIAL INVESTMENT
     -    Regular Account                                        (Class A)         $1,000
                                                                 (Class B)         $5,000

     -    Individual Retirement Accounts and                     (Class A)           $250
          403(b) Plans under the Internal Revenue Code           (Class B)         $2,000

     -    Uniform Gift to Minor Account                                              $250

     -    Invest-A-Matic                                                             $250

     For Retirement Plans no minimum investment is required, regardless of share class.

     You may purchase shares through any independent securities dealer who has a sales agreement with Lord Abbett Distributor or you can fill out the attached application and send it to the Fund at the address stated below. You should carefully read the paragraph below entitled "Proper Form" before placing your order to ensure that your order will be accepted.

     LORD ABBETT
     U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
     P.O. Box 219100
     Kansas City, MO 64121

     PROPER FORM. An order submitted directly to the Fund must contain: (1) a completed application, and (2) payment by check. When purchases are made by check, redemption proceeds will not be paid until the Fund or transfer agent is advised that the check has cleared, which may take up to 15 calendar days. For more information, please call the Fund at 800-821-5129.


[SIDENOTE]

AUTHORIZED INSTITUTIONS are institutions and persons permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan are "Authorized Institutions." Lord Abbett Distributor is an Authorized Institution.

     BY WIRE. Please call the Fund to obtain an account number. You can then instruct your bank to wire the amount of your investment to:

     UMB, N.A.
     928 Grand Blvd. - Kansas City, MO 64106
     Account # 980103352-2
     ABA # 1010-0069-5

     Specify the name of the Fund, your account number and the name(s) in which the account is registered. Your bank may charge you a fee to wire funds. Wires received before 12 noon Eastern time will receive the dividends for that day. Otherwise, dividends will begin accruing on the next business day.

     BY EXCHANGE. Telephone the Fund at 800-821-5129 to request an exchange from any Lord Abbett-sponsored fund.

     MINIMUM INITIAL INVESTMENT BY EXCHANGE
     -    Regular account                                  (Class A, B and C)         $1,000

     -    Individual Retirement Accounts (Traditional,
          Education and Roth),403(b) and employer-
          sponsored retirement plans under the
          Internal Revenue Code                             (Class A, B and C)          $250

REDEMPTIONS

     BY BROKER. Call your investment professional for instructions on how to redeem your shares.

     BY TELEPHONE. To obtain the proceeds of a redemption of $50,000 or less from your account, you or your representative should call the Fund at 800-821-5129.

     BY MAIL. Submit a written redemption request indicating the name(s) in which the account is registered, the Fund's name, the class of shares, your account number, and the dollar value or number of shares you wish to sell and include all necessary signatures.


     Normally a check will be mailed to the name(s) and address in which the account is registered (or otherwise according to your instruction) within three business days after receipt of your redemption request. Your account balance must be sufficient to cover the amount being redeemed or your redemption order will not be processed. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     CHECKWRITING. You may write checks against your account for a minimum of $500 up to a maximum of $5,000,000. A check drawn on an account will be honored based only on those shares in the account on which the check is drawn. This method of redeeming shares is only available, however, if you have completed section 9E of the account application.

     If the signer has any Legal Capacity, (i.e., the authority of an individual to act on behalf of an entity or other person(s)), the signature and capacity must be guaranteed by an ELIGIBLE GUARANTOR. Certain other legal documentation may be required. For more information regarding proper documentation please call 800-821-5129.

     A GUARANTEED SIGNATURE is designed to protect you from fraud by verifying your signature. We require a Guaranteed Signature by an Eligible Guarantor on requests for:

     - a redemption check in which you have the legal capacity to sign on behalf of another person or entity (i.e. on behalf of an estate or on behalf of a corporation),

     - a redemption check made payable to anyone other than the shareholder(s) of record,

     - a redemption check to be mailed to an address other than the address of record,

     -    a redemption check to a bank other than the bank we have on file, or

     -    a redemption for $50,000 or more.


[SIDENOTE]

SMALL ACCOUNTS. Our Board may authorize closing any account in which there are fewer than 500 shares if it is in the Fund's best interest to do so.

ELIGIBLE GUARANTOR is any broker or bank that is a member of the medallion stamp program. Most major securities firms and banks are members of this program. A NOTARY PUBLIC IS NOT AN ELIGIBLE GUARANTOR.

GUARANTEED SIGNATURE. An acceptable form of guarantee would be as follows:

-    In the case of the estate -

     /s/ Robert A. Doe
     Executor of the Estate of
     John W. Doe

     [Date]

        SIGNATURE GUARANTEED
        MEDALLION GUARANTEED
          NAME OF GUARANTOR

      /s/ ILLEGIBLE
     -----------------------------
              Authorized signature
     (960)                x9903470
     SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (SM)
                                                   SR

-    In the case of the corporation ABC Corporation

     /s/ Mary B. Doe

    By Mary B. Doe, President

    [Date]

        SIGNATURE GUARANTEED
        MEDALLION GUARANTEED
          NAME OF GUARANTOR

      /s/ ILLEGIBLE
     -----------------------------
              Authorized signature
     (960)                x9903470
     SECURITIES TRANSFER AGENTS MEDALLION PROGRAM (SM)
                                                   SR

DISTRIBUTIONS AND TAXES

     The Fund normally pays its shareholders dividends from its net investment income on a monthly basis. Any distributions that you receive are taxable to you as ordinary income for federal income tax purposes. The Fund does not expect to make any capital gain distributions to shareholders.

     Distributions will be reinvested in Fund shares unless you instruct the Fund to pay them to you in cash. For distributions payable on accounts other than those held in the name of your dealer, if you instruct the Fund to pay distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to then reinvest all subsequent distributions in additional Fund shares in your account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks. There are no sales charges on reinvestments.

     If you buy shares when a fund has realized but not yet made a distribution you will be "buying a dividend" by paying the full price for shares and then receiving a portion of the price back in the form of a potentially taxable dividend.

     The tax status of distributions is the same for all shareholders regardless of how long they have owned Fund shares and whether distributions are reinvested or paid in cash.

     Information concerning the tax treatment of distributions will be mailed to shareholders each year. Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state and local tax rules that apply to you.

SERVICES FOR FUND INVESTORS

AUTOMATIC SERVICES

     Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You may set up most of these services when filling out your application or by calling 800-821-5129.

FOR INVESTING

INVEST-A-MATIC
(Dollar-cost
averaging)

You may make fixed, periodic investments ($250 initial and $50 subsequent minimum) into your Fund account by means of automatic money transfers from your bank checking account. See the attached application for instructions.

DIV-MOVE

You may automatically reinvest the dividends and distributions from your account into another account in any Eligible Fund ($50 minimum).

FOR SELLING SHARES

SYSTEMATIC
WITHDRAWAL
PLAN ("SWP")

You can make regular withdrawals from most Lord Abbett Funds. Automatic cash withdrawals will be paid to you from your account in fixed or variable amounts. To establish a plan, the value of your shares must be at least $10,000, except for Retirement Plans for which there is no minimum. Your shares must be in non-certificate form.

CLASS B SHARES

The CDSC will be waived on redemptions of up to 12% of the current net asset value of your account at the time of your SWP request. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Please contact the Fund for assistance in minimizing the CDSC in this situation.

CLASS B AND
CLASS C SHARES

Redemption proceeds due to a SWP for Class B and Class C shares will be redeemed in the order described under "Purchases."

OTHER SERVICES

[SIDENOTE]

TELEPHONE TRANSACTIONS. You have this privilege unless you refuse it in writing. For your security, telephone transaction requests are recorded. We will take measures to verify the identity of the caller, such as asking for your name, account number, social security or taxpayer identification number and other relevant information. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine.

Transactions by telephone may be difficult to implement in times of drastic economic or market change.

     TELEPHONE INVESTING. After we have received the attached application (selecting "yes" under Section 9C and completing Section 8), you may instruct us by phone to have money transferred from your bank account to purchase shares of the Fund for an existing account. The Fund will purchase the requested shares when it receives the money from your bank.

     EXCHANGES. You or your investment professional may instruct the Fund to exchange shares of any class for shares of the same class of any Eligible Fund. Instruction may be provided in writing or by telephone, with proper identification, by calling 800-821-5129. The Fund must receive instructions for the exchange before the close of the NYSE on the day of your call, in which case you will get the NAV per share of the Eligible Fund determined on that day. Exchanges will be treated as a sale for federal tax purposes. Be sure to read the current prospectus for any Fund into which you are exchanging.

     ACCOUNT STATEMENTS. Every Lord Abbett investor automatically receives quarterly account statements.

     HOUSEHOLDING. Shareholders with the same last name and address will receive a single copy of a prospectus and an annual and semi-annual report, unless additional reports are specifically requested in writing to the Fund.

     ACCOUNT CHANGES. For any changes you need to make to your account, consult your investment professional or call the Fund at 800-821-5129.

     SYSTEMATIC EXCHANGE. You or your investment professional can establish a schedule of exchanges between the same classes of any Eligible Fund.

[SIDENOTE]

EXCHANGE LIMITATIONS. Exchanges should not be used to try to take advantage of short-term swings in the market. Frequent exchanges and similar trading practices can disrupt management of the Fund and raise its expenses. Accordingly, the Fund reserves the right to limit or terminate this privilege for any shareholder making frequent exchanges or abusing the privilege. The Fund also may revoke the privilege for all shareholders upon 60 days written notice. In addition, as stated under "Purchases," the Fund reserves the right to reject any purchase order, including purchase orders from shareholders whose trading has been or may be disruptive to the Fund.

                             FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended June 30, 2001 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended June 30, 2001, and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single fund share.



                                 CLASS A SHARES
                                YEAR ENDED 6/30,
PER SHARE OPERATING PERFORMANCE              2001       2000      1999      1998     1997
NET ASSET VALUE, BEGINNING OF YEAR        $   1.00   $   1.00  $   1.00  $   1.00  $   1.00

INVESTMENT OPERATIONS

 Net investment income                         .05        .05       .04       .05       .05

 Net realized gain                              --(d)      --        --        --        --

  Total from investment operations             .05        .05       .04       .05       .05

Distributions to shareholders from
| net investment income                       (.05)      (.05)     (.04)     (.05)     (.05)

NET ASSET VALUE, END OF YEAR              $   1.00   $   1.00  $   1.00  $   1.00  $   1.00

TOTAL RETURN(a)                               5.02%      4.93%     4.36%     4.79%     4.66%

RATIOS TO AVERAGE NET ASSETS

 Expenses, including expense reductions        .87%       .84%      .76%      .83%      .84%

 Expenses, excluding expense reductions        .90%       .84%      .76%      .83%      .84%

 Net investment income                        4.89%+     4.79%     4.31%     4.68%     4.57%


                                                         CLASS B SHARES

                                                         YEAR ENDED 6/30,          8/1/1996(b)
                                                                                       to
PER SHARE OPERATING PERFORMANCE:             2001       2000       1999     1998    6/30/1997
NET ASSET VALUE, BEGINNING OF PERIOD      $   1.00   $   1.00   $   1.00  $   1.00  $   1.00

INVESTMENT OPERATIONS

 Net investment income                         .04        .04        .04       .04       .02

    Net realized gain                           --(d)      --         --        --        --

  Total from investment operations             .04        .04        .04       .04       .02

Distributions to shareholders from
 net investment income                        (.04)      (.04)      (.04)     (.04)     (.02)

NET ASSET VALUE, END OF PERIOD            $   1.00   $   1.00   $   1.00  $   1.00  $   1.00

TOTAL RETURN(a)                               4.24%      4.13%      3.76%     4.01%     2.39%(c)

RATIOS TO AVERAGE NET ASSETS

 Expenses, including expense reductions       1.62%      1.59%      1.52%     1.59%      .99%(c)

 Expenses, excluding expense reductions       1.65%      1.59%      1.52%     1.59%      .99%(c)

 Net investment income                        4.14%+     4.01%      3.52%     3.96%     2.38%(c)

                                                          CLASS C SHARES

                                                          YEAR ENDED 6/30,         7/15/1996(c)
                                                                                       to
                                             2001        2000      1999      1998   6/30/1997
NET ASSET VALUE, BEGINNING OF PERIOD      $   1.00   $    1.00  $   1.00  $   1.00  $   1.00
INVESTMENT OPERATIONS

 Net investment income                         .05        .05        .04       .05       .04

    Net realized gain                           --(d)      --         --        --        --

  Total from investment operations             .05        .05        .04       .05       .04

Distributions to shareholders from
 net investment income                        (.05)      (.05)      (.04)     (.05)     (.04)

NET ASSET VALUE, END OF PERIOD            $   1.00   $   1.00   $   1.00  $   1.00  $   1.00

TOTAL RETURN(a)                               5.02%  $   4.93%      4.36%     4.79%     4.47%(c)

RATIOS TO AVERAGE NET ASSETS
 Expenses, including expense reductions        .87%       .84%       .76%      .84%      .81%(c)

 Expenses, excluding expense reductions        .90%       .84%       .76%      .84%      .81%(c)

 Net investment income                        4.89%+ $  14.78%      4.27%     4.73%     4.39%(c)


                                                       Year Ended 6/30,

SUPPLEMENTAL DATA FOR ALL CLASSES:   2001         2000         1999         1998        1997
NET ASSETS, END OF YEAR (000)      $221,926     $201,733     $200,981     $165,129     $144,232

+    The ratios have been determined on a Fund basis.
(a)  Total return assumes the reinvestment of all distributions.
(b)  Commencement of offering of class shares.
(c)  Not annualized.
(d)  Amount is less than $0.01.


See Notes to Financial Statements.

Notes

ACCOUNT APPLICATION

Mail completed Application to:
Lord Abbett Family of Funds
P.O. Box 219100, Kansas City, Missouri 64121

Call Lord Abbett Distributor LLC
for assistance: 800-821-5129

IMPORTANT NOTE: Do not complete for IRA, KEOGH or 403(b) Plans - Special forms required. Direct purchases of Class C shares are not permitted.

1  REGISTRATION                                                                                PLEASE PRINT ALL INFORMATION
   Please complete one registration type. (Choose A, B, or C.)
---------------------------------------------------------------------------------------------------------------------------

A / / Individual   or     / / Joint*                               C / / Trust    / / Qualified Plan

----------------------------------------------------------------     / / Corporate, Partnership or Other Entity
Owner's Name (FIRST, MIDDLE, LAST)

/ /  / /  / / -/ /  / /-/ /  / /  / /  / /        /     /            If a qualified plan, indicate if this is a:
                                          ----------------------
Social Security Number (REQUIRED)         Owner's Date of Birth      / /  401(k)    / / Profit-Sharing Plan*

                                                                     / / Money Purchase Pension Plan*
----------------------------------------------------------------
Joint Owner's Name (FIRST, MIDDLE, LAST)                             / / Defined Benefit Plan  / / Other (specify)
                                                                                                                 ----------
                                                                   *Many plans require additional forms. Check with your
               /                 /                                 Investment Professional to ensure that you have
----------------------------------------------------------------   completed all the necessary forms. Specifically, a
Joint Owner's Date of Birth                                        separate form, available through Lord Abbett
                                                                   Distributor LLC at 800-874-3733, is required if you wish
                                                                   to designate State Street Bank & Trust Company as your
* In the case of joint registration, this account will be          Plan's Trustee.
registered Joint Tenants With Rights of Survivorship and not as
Tenants-in-Common unless otherwise stated by tenants.
                                                                   --------------------------------------------------------
B / / Custodial Account for Minor (UGMA/UTMA)                      Trust, Corporation, Partnership or Plan Name


---------------------------------------------------------------    --------------------------------------------------------
Minor's Name (FIRST, MIDDLE, LAST)                                 Trust Date


---------------------------------------------------------------    --------------------------------------------------------
Custodian's Name (FIRST, MIDDLE, LAST)                             Trustee, Authorized Signee or Plan Administrator Name
                                                                   (FIRST, MIDDLE, LAST)

/ /  / /  / /-/ /  / /-/ /  / /  / /  / /        /     /           / /  / /  / /-/ /  / /-/ /  / /  / /  / /
                                          ---------------------    / / Tax Identification Number ("TIN") or / / Social
Minor's Social Security Number (REQUIRED) Minor's Date of Birth                                    Security No. (CHECK ONE)
                                                                   --------------------------------------------------------
                                                                   Co-Trustee, Authorized Signee or Plan Administrator
                                                                   Name (FIRST, MIDDLE, LAST)
---------------------------------------------------------------------------------------------------------------------------
2  MAILING ADDRESS
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
Street or Box Number


---------------------------------------------------------------------------------------------------------------------------
City, State, Zip Code


---------------------------------------------------------------------------------------------------------------------------
Telephone Number

Are you a:   / /U.S. Citizen   / /Resident Alien   / /Non-Resident Alien; country of tax residency is
                                                                                                     ----------------------

---------------------------------------------------------------------------------------------------------------------------
3  YOUR INVESTMENT PROFESSIONAL'S INFORMATION
---------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------   --------------------------------------------------------
Investment Professional's Name                                     Investment Professional's Phone Number

----------------------------------------------------------------   --------------------------------------------------------
Investment Dealer Firm                                             Investment Firm's Phone Number (IF DIFFERENT THAN ABOVE)

----------------------------------------------------------------   --------------------------------------------------------
Branch/Agency                                                      Branch Number

---------------------------------------------------------------------------------------------------------------------------
Branch Address

----------------------------------------------------------------   --------------------------------------------------------
Investment Professional's Identification Number                         Investment Professional's Signature

PLEASE PRINT ALL INFORMATION
---------------------------------------------------------------------------------------------------------------------------
4  CLASS A SHARE INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------

A check(s) for $          (Minimum $1,000) made payable to LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND -
CLASS A is (are) enclosed.

(To open an account by federal funds wire, please see "Opening An Account By Wire.")

The minimum initial requirement for Invest-A-Matic (Dollar-Cost Averaging), "Div-Move," UGMA/UTMA accounts and Individual
Retirement Accounts is $250. Please see Section 6 ("Distributions") and Section 9 ("Account Privileges") for details.

---------------------------------------------------------------------------------------------------------------------------
5  CLASS B SHARE INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------

Direct purchases of Class B shares are permitted only if opening a dollar-cost-averaging account pursuant to which all of the amount invested will be reinvested in an Eligible Fund within 24 months of the initial purchase.

FUND SELECTIONS. Please invest the attached check for $           made payable to LORD ABBETT U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND CLASS B (558) shares and systematically exchange my investment into the Class B shares of the following
Lord Abbett Fund(s). The minimum initial investment for this account is $5,000 ($2,000 for IRAs). (You may invest in a maximum of five Lord Abbett Funds, with a minimum periodic investment of $50 per fund).
---------------------------------------------------------------------------------------------------------------------------
GROWTH FUNDS

                                                                   % (552)Lord Abbett Large-Cap Research Fund(4)
                                                              -----
      % (551) Lord Abbett Developing Growth Fund(1)                % (565)Lord Abbett Balanced Fund(5)
 -----                                                        -----

      % (564) Lord Abbett Alpha Fund(2)                       INCOME FUNDS
 -----

      % (553)Lord Abbett Global Equity Fund(3)                     % (557)Lord Abbett Bond-Debenture Fund
 -----                                                        -----

      % (562) Lord Abbett International Fund(2)                    % (554)Lord Abbett Global Income Fund(3)
 -----                                                        -----

      % (560) Lord Abbett Mid-Cap Value Fund                       % (555)Lord Abbett U.S. Government Fund(5)
 -----                                                        -----

      % (566) Lord Abbett Growth Opportunities Fund(4)             % (563)Lord Abbett World Bond-Debenture Fund(2)
 -----                                                        -----

      % (561)Lord Abbett All Value Fund(2)                         % (567)Lord Abbett High Yield Fund(5)
 -----                                                        -----

      % (588) Lord Abbett Small-Cap Blend Fund(7)                  % (570)Lord Abbett Core Fixed Income Fund(5)
 -----                                                        -----
      % (569)Lord Abbett Large-Cap Growth Fund                     % (571)Lord Abbett Total Return Fund(5)
 -----                                                        -----

      % (559) Lord Abbett Small-Cap Value Fund(1)(4)          TAX-FREE INCOME FUND
 -----
GROWTH & INCOME FUNDS                                              % (556)Lord Abbett National Tax-Free Income Fund(6)
                                                              -----
       % (550) Lord Abbett Affiliated Fund
 -----
---------------------------------------------------------------------------------------------------------------------------
For more information on any of these Lord Abbett Funds, including charges and expenses, talk to your Investment
Professional or call Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Be sure to read the Prospectus carefully before you invest or send money. The funds offer additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please see the current prospectus for the appropriate Lord Abbett
Fund.


I would like to complete this exchange over a        -month period, not to exceed 24 months. I would like these exchanges to occur:

/ /Monthly  / /Quarterly, on the         of the month. (Investments can be made on the day of choice).

---------------------------------------------------------------------------------------------------------------------------
6  DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------

CHECK ONE BOX. If you do not check a box, dividends will be reinvested in additional shares.

If you instruct the LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND to pay distributions in cash, and the Post Office is unable to deliver one or more of your checks or one or more of your checks remains uncashed for a certain period, the Fund reserves the right to reinvest your checks in your Account at the NAV on the day of the reinvestment following such period. In addition, the Fund reserves the right to then reinvest all subsequent distributions in additional Fund shares in your Account. No interest will accrue on checks while they remain uncashed before they are reinvested or on amounts represented by uncashed redemption checks.

DIVIDEND DISTRIBUTIONS

/ / Reinvest dividends in my Account.    / / "Div-Move" to another Lord Abbett Fund.
                                             (See "Services for Fund Investors" in Prospectus.)

/ / Electronically transmit all dividends directly to my bank.
    (You must complete Section 8, "YOUR BANK INFORMATION")

/ / Pay all dividends to me by check at the address I have indicated in Section 2 ("Mailing Address").

Reinvest dividends in:
                      ------------------------------------------                 -----------------------------------------

                                   Lord Abbett Fund+                                            Account Number

(1) Currently closed to new        (2) A series of Lord Abbett               (3) A series of Lord Abbett Global Fund, Inc.
    investors                          Securities Trust
(4) A series of Lord Abbett        (5) A series of Lord Abbett               (6) A series of Lord Abbett Tax-Free
    Research Fund, Inc.                Investment Trust                          Income Fund, Inc.
(7) A series of Lord Abbett        +   Must be of the same class
    Blend Trust                        of shares and meet fund minimum.

PLEASE PRINT ALL INFORMATION
---------------------------------------------------------------------------------------------------------------------------
7  INVESTOR SIGNATURE (SIGN AT "X")
---------------------------------------------------------------------------------------------------------------------------
TELEPHONE EXCHANGE PRIVILEGE. Call 800-821-5129 to exchange shares of the same class from one Lord Abbett Fund to another.
However, Class A shares purchased directly from the Fund may be exchanged for Class A, B or C shares of an Eligible Fund as defined in the Prospectus.

All shareholders have the telephone exchange privilege among shares of the same class, UNLESS REFUSED BY CHECKING BOX HERE
[ ]. Neither the shareholder servicing agent, Lord Abbett, Lord Abbett Distributor LLC, nor the Fund will be liable for following instructions communicated by telephone after employing reasonable procedures to confirm instructions received are genuine.

UNDER PENALTIES OF PERJURY, I CERTIFY THAT: (1) THE SOCIAL SECURITY OR TAX IDENTIFICATION NUMBER ("TIN") SHOWN ON THIS
APPLICATION IS MY CORRECT TIN (OR YOU ARE WAITING FOR A NUMBER TO BE ISSUED TO YOU); AND (2) I AM NOT SUBJECT TO
BACKUP WITHHOLDING BECAUSE: (a) I AM EXEMPT FROM BACKUP WITHHOLDING, OR (b) I HAVE NOT BEEN NOTIFIED THAT I AM SUBJECT TO
BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (c) THE INTERNAL REVENUE SERVICE
("IRS") HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING; AND (3) I AM A U.S. PERSON (INCLUDING A U.S.
RESIDENT ALIEN).++ THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

I/We acknowledge that I/we have received and read the Prospectus(es) of the Fund(s) selected and agree to the terms within. (Signatures for all registered owners must be included.)

I/We understand that if I am making a Class B share investment, I must exchange the total value from this account over the next 24 months.


X
/                                                                                              /
---------------------------------------------------------------------------------------------------------------------------
Authorized Signature (LEGAL CAPACITY, IF NEEDED. FOR EXAMPLE, TRUSTEE, PLAN ADMINISTRATOR, ETC.)                Date


X
/                                                                                              /
---------------------------------------------------------------------------------------------------------------------------
Authorized Signature (JOINT TENANT(S).)                                                                         Date


++ / / I understand that if I do not provide a TIN to the fund within 30 days, the Fund may be required to withhold from my account 31% or applicable rate at the time of payment, of all reportable payments until I provide a certified number, and that I may be subject to a $50 penalty under the Internal Revenue Code.

THIS IS ALL YOU NEED TO DO TO OPEN YOUR LORD ABBETT FUND ACCOUNT. If you qualify for reduced sales charges and/or would like some or all of the optional shareholder services, please complete the appropriate sections that follow.

---------------------------------------------------------------------------------------------------------------------------
8  YOUR BANK INFORMATION
---------------------------------------------------------------------------------------------------------------------------
   YOU MUST ENCLOSE A "VOID" CHECK WITH THIS APPLICATION.
---------------------------------------------------------------------------------------------------------------------------

A copy of this Section will be kept in our files as authority to conduct transactions with your bank.
---------------------------------------------------------------------------------------------------------------------------


Name of Bank                                                           Bank Account Number
----------------------------------------------------------------       ----------------------------------------------------


Bank Account Owner                                                     Bank Account Co-Owner
----------------------------------------------------------------       ----------------------------------------------------


----------------------------------------------------------------       ----------------------------------------------------
Bank's Address                                                         City, State, Zip Code


----------------------------------------------------------------       ----------------------------------------------------
Name(s) and/or Address if different from information provided          ABA Routing Number
in Account Registration


If name and/or address on this bank account is different from that appearing in the Account registration, a Signature Guarantee is required:


                                              SIGNATURE GUARANTEE (If Applicable)

                                              SIGNATURE(S) AND ANY LEGAL CAPACITY OF THE SIGNER(S) GUARANTEED BY AN
                                              ELIGIBLE GUARANTOR.

                                              As a convenience to me, for Systematic Investments, I authorize you to debit my bank account and invest the proceeds into the Lord Abbett Funds. I agree that your rights with respect to each such check shall be the same as if I had signed the check personally and drawn it on my Lord Abbett Fund. This authority is to remain in effect until I revoke it; and until you actually receive such notice, I agree that you shall be fully protected in honoring any such check. I further agree that if any such check be dishonored whether with or without cause and whether intentionally or inadvertently, you shall
     Authorized Stamp/Signature               be under no liability whatsoever.

PLEASE PRINT ALL INFORMATION
---------------------------------------------------------------------------------------------------------------------------
9  ACCOUNT PRIVILEGES
---------------------------------------------------------------------------------------------------------------------------
A - TELEPHONE EXCHANGES AND REDEMPTIONS

If you do not check below, the convenience of our telephone exchange and redemption privilege will be added to your account. If you would like to make redemptions to a bank, please complete (Section 8) "Your Bank Information." For redemptions of amounts $50,000 or greater complete the Investor Signature and Signature Guarantee portions of this application.

/ / I DO NOT want the telephone exchange or redemption privilege added to my Fund Account.
---------------------------------------------------------------------------------------------------------------------------
B - SYSTEMATIC INVESTMENTS (INVEST-A-MATIC) -- Complete "Your Bank Information" (Section 8)

Please withdraw $          ($50 per Fund minimum) from the bank account shown in Section 8 ("Your Bank Information"), and
invest in the        Lord Abbett Fund.

Frequency of Investments:

/ / Twice a month    / / Monthly (5th or 20th - circle one)   / / Every other month    / / Quarterly  Starting date:  /  /
---------------------------------------------------------------------------------------------------------------------------
C - INVEST BY PHONE -- Complete "Your Bank Information" (Section 8)

/ / Yes, I authorize the withdrawal of money from the bank account listed in Section 8 to purchase shares in my mutual fund account according to the procedure in the Prospectus.
---------------------------------------------------------------------------------------------------------------------------
D - SYSTEMATIC WITHDRAWAL PLANS                                    Payments should be based on:

I have AT LEAST $10,000 in shares (without certificates) in my     / / Fixed Dollar. Each payment should be $           .
Fund Account and I would like to receive payments:
                                                                   / / Total Payout. Each payment should be calculated so
/ / Monthly   / / Quarterly   / / Twice a year   / / Once a year       the principal is exhausted at the end of
                                                                       years. (VIA CHECK ONLY.)
/ / Startup month and date.                      / / By Check
                                                                   / / Variable Dollar. Each payment should be         %
/ / Electronically transmit payments to my bank. (Complete             (insert desired annual percentage) of the net asset
    "Your Bank Information" (Section 8).)                              value of the account at the time of each withdrawal.
                                                                       (VIA CHECK ONLY.)
---------------------------------------------------------------------------------------------------------------------------
E - CHECKWRITING (SIGNATURE GUARANTEE REQUIRED)                    / / Check here if only one signature is required on
                                                                       checks for a joint account. If box is not checked,
/ / Check here if you want to be able to write checks for $500         all joint tentants must sign redemption checks. The
    or more against your account. Complete the Investor                undersigned agree that neither the Fund nor the
    Signatures and Signature Guarantee portions of this                shareholders servicing agent will be held liable for
    Application.                                                       honoring checks signed by only one joint tenant. We
                                                                       agree that this authorizaion will continue in effect
   INSTITUTIONS (CORPORATIONS, TRUSTS, ETC.) MUST ALSO COMPLETE        until revoked in writing by one joint tenant and
   PORTIONS APPLICABLE TO INSTITUTIONAL ACCOUNTS ON THE FOLLOWING      such revocation is received and acknowledged by the
   PAGES.                                                              Fund.

Subject to the following conditions, when a check drawn on the Account is presented to the Fund for payment, a sufficient number of full and fractional shares of the same class will be redeemed to cover the amount of the check.

SHARES (FULL AND FRACTIONAL) IN AN ACCOUNT OF A DIFFERENT CLASS THAN THOSE IN THE ACCOUNT ON WHICH THE CHECK IS DRAWN WILL
NOT BE REDEEMED TO COVER SUCH CHECK. The undersigned represent(s) and warrant(s) that he/she is (are) duly authorized to execute this form. It is agreed that the Fund and/or its agents will not be liable for any loss, expenses or cost arising from redemptions by check or any unpaid checks. Checks may not be drawn on the Account for less than $500 or more than
$5 million. Only checks drawn on the printed form supplied by the Fund will be honored. The Fund will not honor a check for an amount exceeding the value of shares in the Account held in non-certificate form at the time the check is presented for payment. Shares purchased by check and held in the Account for fifteen days or less cannot be redeemed by check and any redemption checks presented for payment with respect to such shares will be returned. The checkwriting privilege is subject to all applicable rules and regulations (including those adopted by government or quasi-government bodies) governing such accounts. The Fund reserves the right to modify or end this privilege at any time. Any amendment or modification of the information contained herein or (with respect to institutional accounts) any modification, or termination of, the resolutions adopted or agreements executed in connection with this checkwriting privilege will require a new authorization form to be completed and submitted to the Fund. The certifications, authorizations and appointments in this document will continue until the Fund receives written notice of any change. The checkwriting privilege is not available for State
Street Bank & Trust Company retirement accounts.

IMPORTANT: Class B and Class C shareholders should carefully review the Prospectus, in particular under "Purchases," the following sections entitled: "Share classes," "Class A Share CDSC," and "Class B Share CDSC" or "Class C Share CDSC,"
respectively.

---------------------------------------------------------------------------------------------------------------------------
10 OPENING AN ACCOUNT BY WIRE
---------------------------------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT BY FEDERAL FUNDS WIRE see Prospectus for wire instructions. Call us in advance at 800-821-5129 to obtain your Account number and instructions. Wire federal funds to:

UMB, N.A., 928 Grand Blvd., Kansas City, MO 64106 re: Lord Abbett U.S. Government Securities Money Market Fund Account

Account #
          -----------------------------------------------------------------------------------------------------------------

PLEASE PRINT ALL INFORMATION
---------------------------------------------------------------------------------------------------------------------------
11 AUTHORIZED SIGNATURES

AUTHORIZED SIGNATURES REQUIRED FOR CHECKWRITING FOR INSTITUTIONAL ACCOUNTS

All institutional accounts must enter name, title and signature for each person authorized to make withdrawals from the
Account. Please print or type this information.


--------------------------------------------------                     ---------------------------------------------
Name and Title (if any)                                                 Signature or Facsimile

--------------------------------------------------                     ---------------------------------------------
Name and Title (if any)                                                 Signature or Facsimile

PARTNERSHIP AGREEMENT regarding Lord Abbett U.S. Government Securities Money Market Fund (the "Fund")

We, the undersigned, being all the general partners of                       hereby authorize the Fund, the shareholder
servicing agent, Lord Abbett Distributor and/or their affiliated persons to honor, as genuine and authorized instruments of this partnership, any and all redemption drafts (in the form provided by the Fund) drawn on the partnership's account with the Fund and signed with any of the authorized signatures appearing on this form. Each of us further, personally and individually, agrees to assume full responsibility and liability for any and all payments made in reliance upon the signature of any of the aforenamed persons, and agrees to indemnify and hold the Fund, the shareholder servicing agent,
Lord Abbett Distributor LLC and/or their affiliated persons, harmless against any loss, cost, damage or expense suffered or incurred by them arising out of unauthorized use by any of the aforenamed persons of said accounts.

These presents shall continue in full force and effect until you receive notice in writing to the contrary.

X
                                                                                          /     /
---------------------------------------------------------------------------------------------------------------------------
Partner's Signature                                                                        Date


X
                                                                                          /     /
---------------------------------------------------------------------------------------------------------------------------
Partner's Signature                                                                        Date


X
                                                                                          /     /
---------------------------------------------------------------------------------------------------------------------------
Partner's Signature                                                                      Date


CORPORATE RESOLUTION regarding Lord Abbett U.S. Government Securities Money Market Fund (the "Fund")


I,                                                                           , Secretary of
                   , a corporation organized and existing under the laws of          , do hereby certify that at a meeting
of the Board of Directors of said corporation duly held on the      day of      ,   , at which a quorum was present and
acting throughout, the following resolutions were adopted and are now in full force and effect; RESOLVED that the Fund, the shareholder servicing agent, Lord Abbett Distributor and/or their affiliated persons be, and hereby are, authorized and directed to honor, as genuine and authorized instruments of this corporation, any and all redemption drafts (in the form provided by the Fund) for the payment of money drawn in the name of the corporation and signed with the actual or facsimile signature(s) appearing above. FURTHER RESOLVED that this corporation assumes entire responsibility for, and agrees to indemnify and hold harmless the Fund, the shareholder servicing agent, Lord Abbett Distributor and/or their affiliated persons against, any and all damage or expense suffered or incurred arising from the use of actual or purported facsimile signature(s) of any person referred to in the foregoing resolution appearing on said drafts purportedly drawn by this corporation, and for payments made in reliance thereon, which payments may be charged to this corporation, regardless of by whom or by what means the actual or purported signature(s) are affixed, if they resemble the facsimile specimen(s) filed with the Fund, the shareholder servicing agent, Lord Abbett Distributor LLC and/or their affiliated persons by an officer
of this corporation. FURTHER RESOLVED that the                      of this corporation be, and hereby is, authorized and
directed to deliver to the Fund, the shareholder servicing agent, Lord Abbett Distributor LLC and/or their affiliated persons, specimens of the facsimile signatures of the persons named above.


IN WITNESS WHEREOF, I hereunto set my hand and the seal of this corporation this              day of      ,      ,
                                                                                --------------      ------ ------
Secretary.
           -------------------------------------------------------------

TRUST AGREEMENT regarding Lord Abbett U.S. Government Securities Money Market Fund (the "Fund")

Gentlemen:

In consideration of the Fund, the shareholder servicing agent, Lord Abbett Distributor and/or their affiliated persons
accepting an account in the name of                       consisting of the funds of the               Trust, and hereafter
paying out said funds on checks signed only by one of the trustees whose signatures appear on this form, we, being all of said trustees hereby as individuals - and not as such trustees jointly and severally - agree to indemnify and hold harmless the Fund, the shareholder servicing agent, Lord Abbett Distributor and their affiliated persons against any costs, charges, expenses or losses of any nature arising from any payment of funds from said account on any of the signatures appearing above. This writing is intended to take effect as a sealed instrument.


X
                                                                                                               /     /
---------------------------------------------------------------------------------------------------------------------------
Trustee's Signature                                                                                             Date


X
                                                                                                               /     /
---------------------------------------------------------------------------------------------------------------------------
Trustee's Signature                                                                                             Date


X
                                                                                                               /     /
---------------------------------------------------------------------------------------------------------------------------
Trustee's Signature                                                                                             Date


For more information about our funds: PLEASE VISIT OUR WEB SITE: www.LordAbbett.com

                       THIS PAGE INTENTIONALLY LEFT BLANK

ADDITIONAL INFORMATION

     More information on the Fund is available free upon request, including the following:

     ANNUAL/SEMI-ANNUAL REPORT
     Describes the Fund, lists portfolio holdings and contains a letter from the Fund's manager discussing recent market conditions.

     STATEMENT OF ADDITIONAL INFORMATION ("SAI")
     Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus).

[SIDENOTE]

TO OBTAIN
INFORMATION

BY TELEPHONE. Call the Fund at:
800-201-6984

BY MAIL. Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

VIA THE INTERNET.
LORD, ABBETT & CO.
www.LordAbbett.com

Text only versions of Fund
documents can be viewed
online or downloaded from the
SEC: www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

LORD ABBETT [GRAPHIC]

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973



                     Lord Abbett U.S. Government Securities
                             Money Market Fund, Inc.


                            SEC FILE NUMBER: 811-2924               LAMM-1-1101
                                                                        (11/01)

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                            NOVEMBER 1, 2001

         LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.


This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, New Jersey 07302-3973. This Statement relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett U.S. Government Securities Money Market Fund, Inc. (the "Fund") dated November 1, 2001.

Shareholder inquiries should be made by directly contacting the Fund or by calling 800-821-5129. The Annual Report to Shareholders is available without charge, upon request by calling that number. In addition, you can make inquiries through your dealer.



     TABLE OF CONTENTS                                               PAGE

     1.       Fund History                                           2
     2.       Investment Policies                                    2
     3.       Management of the Fund                                 4
     4.       Control Persons and Principal Holders of Securities    7
     5.       Investment Advisory and Other Services                 7
     6.       Brokerage Allocations and Other Practices              8
     7.       Capital Stock and Other Securities                     8
     8.       Purchases, Redemptions and Pricing                     10
     9.       Taxation of the Fund                                   12
     10.      Underwriter                                            12
     11.      Yield Calculation                                      12
     12.      Financial Statements                                   13
     Appendix - Commercial Paper and Bond Ratings                    14

                                       1.
                                  FUND HISTORY

Lord Abbett U.S. Government Securities Money Market Fund, Inc. is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund has 1,000,000,000 shares of authorized capital stock consisting of three classes (A, B and C), $.001 par value. The Board of Directors will allocate these authorized shares of capital stock among the classes from time to time. Class A and Class B shares may be purchased directly and may be acquired in exchange for shares of the same class of another Lord Abbett-sponsored fund. Class C shares may be acquired only in exchange for shares of the same class of another Lord Abbett-sponsored fund. See "Telephone Exchange Privilege" under "Purchases, Redemptions & Pricing" for more information.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. The Fund is subject to the following investment restrictions that cannot be changed without approval of a majority of our outstanding shares.

The Fund may not:

    (1) borrow money, except that (i) the Fund may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

    (2) pledge its assets (other than to secure borrowings, or to the extent permitted by the Fund's investment policies as permitted by applicable law);

    (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

    (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

    (5) buy or sell real estate, although the Fund may buy short-term securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein, nor may the Fund buy or sell commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

    (6) with respect to 75% of the gross assets of the Fund, buy securities of one issuer representing more than 5% of the Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

    (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding U.S. Government securities as described in the Fund's prospectus);

    (8) issue senior securities to the extent such issuance would violate applicable law; or

    (9)  buy common stocks or other voting securities.

Compliance with the investment restrictions in this Section will be determined at the time of the purchase or sale of the portfolio investments.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the policies in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, the Fund is also subject to the following non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval.

The Fund may not:

    (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes;

    (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

    (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Directors (in accordance with currently applicable SEC requirements, the Fund will not invest knowingly more than 10% of its net assets (at the time of investment in such illiquid securities);

    (4) invest in the securities of other investment companies except as permitted by applicable law;

    (5) invest in securities of issuers which, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of the Fund's total assets would be invested in such securities (this restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

    (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more officers or directors of the Fund or by one or more partners or members of the Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

    (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of the Fund's total assets (included within such limitation, but not to exceed 2% of the Fund's total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

    (8) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Fund's prospectus and statement of additional information, as they may be amended from time to time; or

    (9) buy from or sell to any of its officers, directors, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of the Fund's common stock.


ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. The following section provides further information on certain types of investments and investment techniques that may be used by the Fund, including their associated risks. While some of these techniques involve risk when used independently, the Fund intends to use them to reduce risk and volatility in its portfolio.


REPURCHASE AGREEMENTS. Repurchase agreements are instruments under which the purchaser (i.e., the Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and repurchase price, thereby determining the yield during the purchaser's holding period. These result in fixed rates of return insulated from market fluctuation during such period. The underlying securities will consist only of securities in which the Fund may otherwise invest and their value will be marked to market daily to ensure that such value is at least equal to the repurchase price (including accrued interest). Repurchase agreements usually are for short periods. In the event of bankruptcy or other default by the seller, the Fund would be subject to possible risks such as delays and expenses in liquidating the underlying securities, decline in value of the underlying securities and loss of interest. To minimize any such risk, the credit-worthiness of entities with which we enter into repurchase agreements is carefully evaluated by our investment manager, Lord Abbett.

                                       3.
                             MANAGEMENT OF THE FUND

The Fund's Board of Directors is responsible for the management of the business and affairs of the Fund.

The following Director is the managing partner of Lord, Abbett & Co. ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302-3973. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of the thirteen other Lord Abbett-sponsored funds.


*ROBERT S. DOW, age 56, Chairman and President
* Mr. Dow is an "interested person" as defined in the Act.


The following outside Directors are also directors or trustees of the thirteen other Lord Abbett-sponsored funds referred to above.


E. THAYER BIGELOW, DIRECTOR
Bigelow Media, LLC
717 Fifth Avenue, 26th Floor
New York, New York

Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. 1998 - 2000); Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998); President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Currently serves as a director of Crane Co. and Huttig Building Products Inc. Age 60.


WILLIAM H.T. BUSH, DIRECTOR
Bush-O'Donnell & Co., Inc.
101 South Hanley Road, Suite 1025
St. Louis, Missouri


Co-founder and Chairman of the Board of the financial advisory firm of Bush-O'Donnell & Company (since 1986). Currently serves as director of Rightchoice Managed Care, Inc., Mississippi Valley Bancorp, DT Industries Inc., and Engineered Support Systems, Inc. Age 63.


ROBERT B. CALHOUN, JR., DIRECTOR
Monitor Clipper Partners
Two Canal Park
Cambridge, Massachusetts


Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp., both private equity investment funds (since
1991). Currently serves as director of Avondale, Inc., Avondale Mills, Inc., IGI/Earth Color, Inc., and Interstate Bakeries Corp. Age 59.


STEWART S. DIXON, DIRECTOR
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive, Suite 2800
Chicago, Illinois


Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1967). Age 70.

FRANKLIN W. HOBBS, DIRECTOR
UBS Warburg
299 Park Avenue
New York, New York

Chairman of Warburg Dillon Read (1999 - 2000); Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999); Chief Executive Officer of Dillon, Read & Co. (1994 - 1997). Age 54.

C. ALAN MACDONALD, DIRECTOR
415 Round Hill Road
Greenwich, Connecticut


Retired - Special Projects Consulting (since 1992). Formerly officer of Stouffers/Nestle (1955 - 1991) Chief Executive Officer & President of Nestle Foods (1983 - 1991). Currently serves as director of Fountainhead Water Company, Careside, Inc., Lincoln Snacks, J.B. Williams Co., Inc. and Seix Fund, Inc. Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Fund's Chairman and President and Managing General Partner of Lord Abbett. Age 68.


THOMAS J. NEFF, DIRECTOR
Spencer Stuart, U.S.
277 Park Avenue
New York, New York


Chairman of Spencer Stuart U.S., an executive search consulting firm (since
1976). Currently serves as director of Ace, Ltd. and Exult, Inc. Age 64.



COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the Directors/Trustees for the Fund and for all Lord Abbett-sponsored funds.


The second column of the following table sets forth the compensation accrued by the Fund for outside Directors. The third column sets forth information with respect to the benefits accrued by all Lord Abbett-sponsored funds for outside directors/trustees under the Funds' retirement plans, which were terminated effective October 31, 2000. The fourth column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee, but does not include amounts accrued under the third column. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.




(1)                        (2)                       (3)                        (4)
                                                     FOR YEAR ENDED
                                                     OCTOBER 31, 2000
                           FOR THE FISCAL            EQUITY -BASED              FOR YEAR ENDED
                           YEAR ENDED                RETIREMENT BENEFITS        DECEMBER 31, 2000
                           JUNE 30, 2001             ACCRUED BY THE             TOTAL COMPENSATION
                           AGGREGATE                 FUND AND THIRTEEN          PAID BY THE FUND AND
                           COMPENSATION              OTHER LORD                 THIRTEEN OTHER LORD
                           ACCRUED BY                ABBETT-SPONSORED           ABBETT-SPONSORED
NAME OF TRUSTEE            THE FUND(1)               FUNDS                      FUNDS(2)
E. Thayer Bigelow          $514                      $19,491                    $60,000
William H.T. Bush          $533                      $16,396                    $60,500
Robert B. Calhoun, Jr.     $519                      $12,530                    $61,000
Stewart S. Dixon           $534                      $35,872                    $62,900
Franklin W. Hobbs*         $255                      none                       none
C. Alan MacDonald          $523                      $29,308                    $59,500
Thomas J. Neff             $515                      $21,765                    $61,200


* Elected effective December 14, 2000.

1. Outside directors'/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Fund to its outside directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Fund for later distribution to the directors/trustees. Effective November 1, 2000, each director/trustee will receive an additional annual $25,000 retainer, the full amount of which must be deferred under the equity-based plan. The amounts ultimately received by the directors/trustees under the equity-based plan will be directly linked to the investment performance of the funds.


       The amounts of the aggregate compensation payable by the Fund as of June 30, 2001 deemed invested in Fund shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $5,279; Mr. Bush, $478; Mr. Calhoun, $2,336; Mr. Dixon, $15,438; Mr. Hobbs, $369; Mr. MacDonald, $13,794; and Mr. Neff, $33,768.

2. The fourth column shows aggregate compensation, including directors'/trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 2000, including fees directors/trustees have chosen to defer, but does not include amounts accrued under the equity-based plans and shown in Column 3.


                           ---------------------------

Except where indicated, the following executive officers of the Fund have been associated with Lord Abbett for over five years. Of the following, Messrs. Carper, Gerber, Hilstad, Kaplan, and Morris and Ms. Binstock are partners of Lord Abbett; the others are employees. None have received compensation from the Fund.

EXECUTIVE VICE PRESIDENT:
Robert I. Gerber, age 47 (with Lord Abbett since July 1997, formerly Senior Portfolio Manager of Sanford C. Bernstein & Co., Inc.);

VICE PRESIDENTS:
Joan A. Binstock, age 47 (with Lord Abbett since 1999, formerly Chief Operating Officer of Morgan Grenfell from 1996 to 1999, prior thereto Principal of Ernst & Young LLP);

Daniel E. Carper, age 49;

Paul A. Hilstad, age 58, Vice President and Secretary;

Lawrence H. Kaplan, age 44 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc. from 1995 to 1997);

Robert A. Lee, age 32 (with Lord Abbett since 1997, formerly Fixed Income Portfolio Manager and Vice President of ARM Capital Advisors from 1995 to 1997);

Robert G. Morris, age 56;

A. Edward Oberhaus, III, age 41;

Tracie E. Richter, age 33 (with Lord Abbett since 1999, formerly Vice President
- Head of Fund Administration of Morgan Grenfell from 1998 to 1999, prior thereto Vice President of Bankers Trust);

Christina T. Simmons, age 43 (with Lord Abbett since 1999, formerly Assistant General Counsel of Prudential Investments from 1998 to 1999, prior thereto Counsel of Drinker, Biddle & Reath LLP, a law firm, from 1985 to1998);

TREASURER:
Francie W. Tai, age 36 (with Lord Abbett since 2000, formerly Manager of Goldman Sachs from 1997 to 2000, prior thereto Assistant Vice President of Bankers Trust from 1994 to 1997).


CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Fund's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, from profiting on trades of the same security within 60 days and from trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.



                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of October 8, 2001, our Directors and officers, as a group, owned less than 1% of the Fund's outstanding shares. As of October 8, 2001, other than Lord Abbett Distributor and other institutional broker-dealers for the benefit of their clients there were no record holders of 5% or more of each class of the Fund's outstanding shares.



                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT MANAGER
As described under "Management" in the Prospectus, Lord Abbett is the Fund's investment manager. Of the general partners of Lord Abbett, the following are officers and/or directors of the Fund: Joan A. Binstock, Daniel E. Carper, Robert S. Dow, Robert I. Gerber, Paul A. Hilstad, Lawrence H. Kaplan, and Robert
G. Morris. The other general partners are: Zane E. Brown, John E. Erard, Robert
P. Fetch, Daria L. Foster, Michael A. Grant, W. Thomas Hudson, Stephen J. McGruder, Robert J. Noelke, R. Mark Pennington, Eli Salzmann, Douglas B. Sieg, Christopher J. Towle, Edward von der Linde and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

The services performed by Lord Abbett are described under "Management" in the Prospectus. Under the Management Agreement, the Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .50 of 1% of the portion of our net assets not in excess of $250,000,000, .45 of 1% of such assets in excess of $250,000,000 but not in excess of $500,000,000 and
 .40 of 1% of such assets over $500,000,000. This fee is allocated among Classes A, B and C based on each class' proportionate share of such average daily net assets. For the fiscal years ended June 30, 2001, 2000, and 1999, the management fees paid to Lord Abbett amounted to $1,011,978, $1,139,097, and $930,679, respectively.


The Fund pays all expenses not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, fees and expenses of registering our shares under federal and state securities laws, expenses relating to shareholder meetings, expenses of preparing, printing and mailing shareholder reports and prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302, serves as the principal underwriter for the Fund.

CUSTODIAN
The Bank of New York ("BNY"), 1 Wall Street, New York, New York 10286, is the Fund's custodian. The Fund is in the process of changing custodians and anticipates that on, or about, January 7, 2002, State Street Bank and Trust Company will replace BNY as the custodian for the Fund. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income.

TRANSFER AGENT
UMB, N.A., 928 Grand Blvd., Kansas City, Missouri 64106, acts as the transfer agent and dividend disbursing agent for the Fund.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, is the independent auditor of the Fund and must be approved at least annually by our Board of Directors to continue in such capacity. Deloitte & Touche LLP, performs audit services for the Fund including the examination of financial statements included in the Fund's Annual Report to shareholders.


                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or from an underwriter or market maker for the securities. The Fund usually will not pay brokerage commissions for such purchases, and no brokerage commissions have been paid over the last three fiscal years. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers will include a dealer's markup. Decisions as to the purchase and sale of portfolio securities are made by Lord Abbett. Normally, the selection is made by traders, who may be officers of the Fund and are also employees of Lord Abbett. They do the trading as well for other accounts--investment companies and other clients--managed by Lord Abbett. They are responsible for obtaining best execution.


The Fund's policy is to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns, consistent with obtaining best execution. This policy governs the selection of dealers. No commitments are made regarding the allocation of brokerage business to or among broker-dealers.

When, in Lord Abbett's opinion, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the Fund, and/or shares of other Lord Abbett-sponsored funds, or who have provided investment research, statistical, or other related services to the Fund.


                                       7.
                       CAPITAL STOCK AND OTHER SECURITIES

CLASSES OF SHARES. The Fund offers investors three different classes of shares in this Statement of Additional Information. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses.

All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights, except as described below. Additional classes or funds may be added in the future. The Act requires that where more than one class or fund exists, each class or fund must be preferred over all other classes or funds in respect of assets specifically allocated to such class or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.

The Fund's By-Laws provide that the Fund shall not hold an annual meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called by a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of the Fund outstanding and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors and vote on the approval of the independent auditors of the Fund.

CLASS B SHARE CONVERSION FEATURE. The conversion of Class B shares on the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax advisor, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.


RULE 12b-1 PLANS. The Fund is not making payments of Rule 12b-1 fees for its Class A share Rule 12b-1 Plan ("A Plan") and its Class C share Rule 12b-1 Plan ("C Plan"). The Fund is making annual distribution fee payments (0.75 of 1% of the average daily net asset value of the Class B shares that are outstanding for less than 8 years) pursuant to its Class B share Rule 12b-1 Plan ("B Plan"). The Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Act for each Class. In adopting each Plan and in approving its continuance, the Board of Directors has concluded that based on information requested by the Board and provided by Lord Abbett, there is a reasonable likelihood that each Plan will benefit the Class and its shareholders. The expected benefits include (in the case of the B Plan) greater sales and lower redemptions of Class B shares and (in the case of the A Plan and the C Plan) a higher quality of service to shareholders by dealers than otherwise would be the case. Lord Abbett is to use all amounts received under each Plan for payments to dealers for (i) providing continuous services to each Class' shareholders (in the case of the A and C Plans), such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing Class B shares (in the case of the B Plan).


Each Plan requires the Board of Directors to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by a vote of the Board of Directors and of the Fund's directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside directors"), cast in person at a meeting called for the purpose of voting on such Plan. Each Plan may not be amended to increase materially the amount spent for distribution expenses without approval by a majority of the Fund's directors, including a majority of the outside directors. Each Plan may be terminated at any time by vote of a majority of the Fund's outside directors or by vote of the holders of a majority of the appropriate Class' outstanding voting securities.


CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A CDSC is imposed with respect to those shares of the Fund bought in exchange for shares of another Lord Abbett-sponsored fund or series on which the other fund has paid a 12b-1 fee if such shares are redeemed out of the Fund (a) within a period of 24 months from the end of the month in which the original sale occurred in the case of Class A shares acquired in exchange for shares in the same class of a fund in the Lord Abbett Family of Funds, (b) within 6 years of their original purchase in the case of Class B shares, or (c) within a period of 12 months from the end of the month in which the original sale occurred in the case of Class C shares.

In no event will the amount of the CDSC exceed 1% in the case of Class A and Class C shares or 5% scaled down to 1%, in the case of Class B shares, of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of the shares for which such shares were exchanged ("Exchanged Shares"). No CDSC will be imposed when the investor redeems (i) amounts derived from increases in the value of the account above the total cost of shares being redeemed due to increases in net asset value, regardless of whether this increase is reflected in reinvested dividends or distributions, in the case of Class A shares, and due to such an increase because of reinvested dividends and capital gains, in the case of Class B and Class C shares, (ii) shares with respect to which no Lord Abbett fund paid a 12b-1 fee or (iii) shares which, together with Exchanged Shares, have been held continuously (a) for 24 months from the end of the month in which the original sale occurred in the case of Class A shares, (b) until the 6th anniversary of their original purchase in the case of Class B shares and (c) until the 1st anniversary of their original purchase in the case of Class C shares. In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of shares subject to a CDSC, those held the longest will be the first to be redeemed.


                                       8.
                         PURCHASES, REDEMPTION & PRICING

The prospectus contains information concerning how we value Fund shares for purchase and redemption.

As disclosed in the Prospectus, we calculate our net asset value, declare dividends and otherwise are open for business on each day that the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is closed on Saturdays and Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


We attempt to maintain a net asset value of $1.00 per share for all classes for purposes of sales and redemptions, but there is no assurance that we shall be able to do so. Our Board of Directors has determined that it is in the best interests of the Fund and its shareholders to value our portfolio securities under the amortized cost method of securities valuation pursuant to Rule 2a-7 under the Act so long as that method fairly reflects the Fund's market-based net asset value. Rule 2a-7, as amended, contains certain maturity, diversification and quality requirements that apply to any fund employing the amortized cost method in reliance on the Rule and to any registered investment company which, like the Fund, holds itself out as a money market fund.

DIVIDENDS. Our net income will be declared as a dividend daily and payable monthly. Net income consists of (1) all interest income and discount earned (including original issue discount and market discount) less (2) a provision for all expenses, including class-specific expenses, plus or minus (3) all short-term realized gains and losses on portfolio assets.


TELEPHONE EXCHANGE PRIVILEGE. Shares of any class of the Fund may be exchanged for those in the same class of (a) any other Lord Abbett-sponsored fund available to investors at the time of the transaction, except for (i) Lord Abbett Series Fund ("LASF") and (ii) certain single-state tax-free series and funds where the exchanging shareholder is a resident of a state in which such series or fund is not offered for sale, and (b) any authorized institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus account and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF." Class C shares of the Fund may be acquired only by exchange for shares in the same class of any eligible Lord Abbett-sponsored fund or AMMF. Class A and Class B shares of the Fund may be acquired either by such an exchange or by direct purchase.

You or your investment professional, with proper identification, can instruct the Fund to exchange by telephone. All shareholders have this privilege unless they refuse it in writing. Exchanges for shares of any eligible Lord Abbett-sponsored fund or AMMF will be based on the relative net asset values of the shares exchanged, without a sales charge in most cases. Class A shares purchased directly from the Fund may be exchanged for Class A, B or C shares of an eligible Lord Abbett-sponsored fund. Therefore, a sales charge will be payable on exchanges for shares of any eligible fund in the Lord Abbett Family of Funds in accordance with the prospectus of that fund if the Class A shares being exchanged were purchased directly from the Fund (not including shares described under "Div-Move" below). Instructions for the exchange must be received by the Fund in Kansas City before to the close of the NYSE to obtain the other fund's net asset value per share calculated on that day. Securities dealers may charge for their services in expediting exchange transactions. Before making an exchange you should read the prospectus of the other fund which is available from your securities dealer or Lord Abbett Distributor. An "exchange" is effected through the redemption of Fund shares and the purchase of shares of such other Lord Abbett-sponsored fund or AMMF. Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a capital gain or loss may be recognized. This privilege may be modified or terminated at any time.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund reserves the right to terminate or limit the privilege of any shareholder who makes frequent exchanges.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementally by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors may authorize redemption of all of the shares in any account in which there are fewer than 500 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.


SHAREHOLDER PROGRAMS AND RETIREMENT PLANS


We have several programs available to shareholders. These include automatic subsequent investments of $50 or more from your checking account, a systematic withdrawal plan, cash payments of monthly dividends to a designated third party and expedited exchanges among the Lord Abbett-sponsored funds. Forms are available from the Fund or Lord Abbett.


DIV-MOVE. Under the Div-Move service, you can invest the dividends paid on your account into an existing account in any other Eligible Fund. The account must be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.


INVEST-A-MATIC. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund allows you to make fixed, periodic investments by means of automatic money transfers from your bank checking account. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.


SYSTEMATIC WITHDRAWAL PLAN. You may establish a Systematic Withdrawal Plan (the "SWP") if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time your SWP is established. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. The SWP may be terminated by you or by us at any time by written notice.

RETIREMENT PLANS. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth, Simplified Employee Pension Plans and Simple IRA's), 403(b) plans and qualified pension and profit-sharing plans, including 401(k) plans. The forms contain specific information about the plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

                                       9.
                              TAXATION OF THE FUND

The Fund intends to elect and to qualify for special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). If it so qualifies, the Fund (but not you) will be relieved of federal income taxes in the amount it timely distributes to you. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates.

The Fund contemplates declaring as dividends substantially all of its net investment income. Dividends are taxable to you as ordinary income from dividends, whether received in cash or reinvested in additional shares of the Fund and regardless of the time you have owned Fund shares. The Fund will send you annual information concerning the tax treatment of dividends and other distributions.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund, and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

You may be subject to a 30.5% withholding tax on reportable dividends and redemption payments ("backup withholding"), reduced to 30% for dividends and payments made after December 31, 2001. Generally, you will be subject to backup withholding if your certified taxpayer identification number is not on file with the Fund or if you, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, you must certify under penalties of perjury that such number is correct and that you are not otherwise subject to backup withholding.

The Fund will be subject to a 4% nondeductible excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with the calendar year distribution requirement. The Fund intends to distribute to shareholders each year an amount adequate to avoid the imposition of such excise tax.

The Fund may be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that Fund shareholders, who are subject to U.S. federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

Dividends paid by the Fund will not qualify for the dividends received deduction for corporations.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (generally U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations, or entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns shares of the Fund will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns shares of the Fund, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of shares of the Funds, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local rules that apply to you.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income tax rules described above. Shareholders may exclude from their state taxable income certain dividends to the extent the dividends are derived from federal obligations. Certain states may require that a specific percentage of the Fund's investments be federal obligations or that a specific percentage of the Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. The Fund intends to provide shareholders, on an annual basis, sufficient information to permit them to determine whether dividends are derived from federal obligations and whether such dividends may be excluded from state taxable income. You should consult with your tax adviser as to the state and local consequences of an investment in the Fund.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about the Fund's tax consequences for you.


                                       10.
                                   UNDERWRITER

Lord Abbett Distributor, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for the Fund. The Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Fund, and to make reasonable efforts to sell Fund shares as long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.


                                       11.
                                YIELD CALCULATION


Each Class calculates its "yield" and "effective yield" based on the number of days in the period for which the calculation is made ("base period"). Each Class' "yield" is computed by determining the net change for the base period (exclusive of capital changes) in the value of a hypothetical preexisting account having a balance of one share at the start of the base period and subtracting this value from the value of the account at the end of the base period and dividing the result by the account's beginning value to come up with a "base period return" which is then multiplied by 365 over the number of days in the base period. "Effective yield" is determined by compounding the "base period return" by adding one, raising the sum to a power equal to 365 divided by the number of days in the base period and subtracting one from the result. An example follows for the seven-day period ended June 30, 2001 of the calculation of both "yield" and "effective yield" for one Class A share:


Value of hypothetical account with
   exactly one share at beginning of base period              $  1.000000000

Value of same account at end of base period                   $  1.000880274

Net change in account value                                   $   .000880274

Base period return (net change in account value
   divided by the beginning account value)                        .0880274%

"Yield" [base period return times (365 divided by 7)]            4.59%

                                            365/7
"Effective yield" [(base period return + 1)      ] - 1           4.70%


On June 30, 2001, our portfolio had a dollar-weighted life to maturity of 27 days.


Publishing of the annualized yield for a given period provides investors with a basis for comparing our yield with that of other investment vehicles. However, yields of other investment vehicles may not always be comparable because of different methods of calculating yield. In addition, the safety and yield of the Fund and other money market funds are a function of portfolio quality, portfolio maturity and operating expenses, while the yields on competing bank accounts are established by the bank and their principal is generally insured.

Each Class' yield is not fixed. It fluctuates and the annualization of a yield rate is not a representation by the Class as to what an investment in the Class will actually yield for any given period. Actual yields will depend not only on changes in interest rates on money market instruments during the course of the period in which the investment in the Class is held, but also on such matters as any realized and unrealized gains and losses, changes in the expenses of the Class during the period and on the relative amount of new money coming into the Class which has to be invested at a different yield than that represented by existing assets.

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature. Thirty-day yield and average annual total return value are computed pursuant to formulas specified by the SEC. The Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, the Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, or other information prepared by recognized mutual fund statistical services and investments for which reliable performance information is available.


                                       12.
                              FINANCIAL STATEMENTS


The financial statements for the fiscal year ended June 30, 2001 and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 2001 Annual Report to Shareholders of Lord Abbett U.S. Government Securities Money Market Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

                                    APPENDIX

                        COMMERCIAL PAPER AND BOND RATINGS

Commercial Paper Ratings

The rating A-1+ is the highest commercial paper rating assigned by Standard & Poor's Corporation ("S&P"). Paper rated A-1 has the following characteristics:

Liquidity ratio is adequate to meet cash requirements; long-term senior debt is rated A or better; the issuer has access to diverse channels of borrowing; core earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; the reliability and quality of management are sound. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Bond Ratings

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high-quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION'S CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - Bonds rated AA differ form the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB-B-CCC-CC-C - Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D - Obligations rated 'D' is in payment default. The 'D' rating category is used when interest PAyments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 23.   Exhibits

     (a) ARTICLES OF INCORPORATION. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on May 21, 1979. ARTICLES OF RESTATEMENT incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed on October 28, 1998.

     (b) BY-LAWS. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2000.

     (c)   INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS. Not applicable.

     (d) INVESTMENT ADVISORY CONTRACTS, MANAGEMENT AGREEMENT. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A filed on October 31, 1997.

     (e) UNDERWRITING CONTRACTS. Distribution Agreement incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2000.

     (f) BONUS OR PROFIT SHARING CONTRACTS. EQUITY BASED PLANS FOR NON-INTERESTED PERSON DIRECTORS AND TRUSTEES OF LORD ABBETT FUNDS. FILED HEREIN.

     (g) CUSTODIAN AGREEMENTS. Second Amendment to Custodian Agreement dated June 29, 1979 incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed on October 21, 1992.

     (h)   OTHER MATERIAL CONTRACTS. Not applicable.

     (i)   LEGAL OPINION. FILED HEREIN.

     (j)   OTHER OPINION. CONSENT OF DELOITTE & TOUCHE, LLP FILED HEREIN.

     (k)   OMITTED FINANCIAL STATEMENTS incorporated by reference.

     (l)   INITIAL CAPITAL AGREEMENTS incorporated by reference.

     (m) RULE 12b-1 PLAN. (i) Rule 12b-1 Class A Plan; (ii) Rule 12b-1 Class B Plan; and (iii) Rule 12b-1 Class C Plan incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2000.

     (N)   RULE 18f-3 PLAN. FILED HEREIN.

     (o)   Not applicable.

     (p) CODE OF ETHICS. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed on October 31, 2000.

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           None.


Item 25.   INDEMNIFICATION

           Registrant is incorporated under the laws of the State of Maryland and is subject to Section 2-418 of the Corporations and Associations Article of the Annotated Code of the State of Maryland controlling the indemnification of directors and officers ("Section 2-418").

           The general effect of Section 2-418 is to protect officers, directors and employees of Registrant against legal liability and expenses incurred by reason of their positions with Registrant. It provides for indemnification for liability for proceedings not brought on behalf of the corporation and for those brought on behalf of the corporation, and in each case place conditions under which indemnification will be permitted, including requirements that the officer, director or employee acted in good faith. Under certain conditions, payment of expenses in advance of final disposition may be permitted. The By-Laws of Registrant, without limiting the authority of Registrant to indemnify any of its officers, employees or agents to the extent consistent with applicable law, makes the indemnification of its directors mandatory subject only to the conditions and limitations imposed by Section 2-418 and by the provisions of Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act") as interpreted and required to be implemented by SEC Release No. IC-11330 of September 4, 1980.

           In referring in its By-Laws to, and making indemnification of directors subject to the conditions and limitations of, both Section 2-418 and Section 17(h) of the 1940 Act, Registrant intends that conditions and limitations on the extent of the indemnification of directors imposed by the provisions of either Section 2-418 or
           Section 17(h) shall apply and that any inconsistency between the two will be resolved by applying the provisions of Section 17(h) if the condition or limitation imposed by Section 17(h) is the more stringent. In referring in its By-Laws to SEC Release No. IC-11330 as the source for interpretation and implementation of Section 17(h), Registrant understands that it would be required under its By-Laws to use reasonable and fair means in determining whether indemnification of a director should be made and undertakes to use either (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable to Registrant or to its security holders by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of such disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" (as defined in the 1940 Act) of Registrant nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Also, Registrant will make advances of attorneys' fees or other expenses incurred by a director in his defense only if (in addition to his undertaking to repay the advance if he is not ultimately entitled to indemnification) (1) the indemnitee provides a security for his undertaking, (2) Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the non-interested, non-party directors of Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

           Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. In addition, Registrant maintains a directors' and officers' errors and omissions liability insurance policy protecting directors and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as directors or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           Lord, Abbett & Co. acts as investment adviser for the Lord Abbett registered investment companies and provides investment management services to various pension plans, institutions and individuals. Lord Abbett Distributor, a limited liability corporation, serves as their distributor and principal underwriter. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, trustee, officer, employee, or partner of any entity.

Item 27.   PRINCIPAL UNDERWRITER

           (a)   Lord Abbett Affiliated Fund, Inc.
                 Lord Abbett Blend Trust
                 Lord Abbett Bond-Debenture Fund, Inc.
                 Lord Abbett Developing Growth Fund, Inc.
                 Lord Abbett Global Fund, Inc.
                 Lord Abbett Investment Trust
                 Lord Abbett Large-Cap Growth Fund
                 Lord Abbett Mid-Cap Value Fund, Inc.
                 Lord Abbett Research Fund, Inc.
                 Lord Abbett Securities Trust
                 Lord Abbett Series Fund, Inc.
                 Lord Abbett Tax-Free Income Fund, Inc.
                 Lord Abbett Tax-Free Income Trust

           (b) The partners of Lord, Abbett & Co. who are also officers of the Fund are:

                 NAME AND PRINCIPAL        POSITIONS AND OFFICES
                 BUSINESS ADDRESS  *       WITH REGISTRANT

                 Robert S. Dow             Chairman and President
                 Robert Gerber             Executive Vice President
                 Paul A. Hilstad           Vice President & Secretary
                 Lawrence H. Kaplan        Vice President & Assistant Secretary
                 Joan A. Binstock          Vice President
                 Daniel E. Carper          Vice President
                 Robert G. Morris          Vice President

                 The other partners who are neither officers nor directors of the Fund are Zane E. Brown, John E. Erard, Robert P. Fetch, Daria L. Foster, Michael A. Grant, W. Thomas Hudson, Stephen
                 J. McGruder, Robert J. Noelke, R. Mark Pennington, Eli Salzmann, Douglas B. Sieg, Christopher J. Towle, Edward von der Linde, and Marion Zapolin.

                 * Each Partner has a principal business address
                   90 Hudson Street, Jersey City, New Jersey 07302-3973

           (c)   Not applicable

Item 28.   LOCATION OF ACCOUNTS AND RECORDS

           Registrant maintains the records, required by Rules 31a - 1(a) and
           (b), and 31a - 2(a) at its main office.

           Lord, Abbett & Co. maintains the records required by Rules 31a - 1(f) and 31a - 2(e) at its main office.

           Certain records such as canceled stock certificates and correspondence may be physically maintained at the main office of Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.

Item 29.   MANAGEMENT SERVICES

           None

Item 30.   UNDERTAKINGS

           Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

           The Registrant undertakes, if requested to do so by the holders of at least 10% of Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and the State of New Jersey on the day of October 30, 2001.


                                  BY:  /s/ CHRISTINA T. SIMMONS
                                       Christina T. Simmons
                                       Vice President & Assistant Secretary


                                  BY:  /s/ FRANCIE W. TAI
                                       Francie W. Tai
                                       Treasurer


     LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES                          TITLE                              DATE

                                    Chairman, President
/s/ Robert S. Dow*                  and Director/Trustee      October 30, 2001
------------------------------
Robert S. Dow

/s/ E. Thayer Bigelow*              Director/Trustee          October 30, 2001
------------------------------
E. Thayer Bigelow

/s/ William H. T. Bush*             Director/Trustee          October 30, 2001
------------------------------
William H. T. Bush

/s/ Robert B. Calhoun, Jr.*         Director/Trustee          October 30, 2001
------------------------------
Robert B. Calhoun, Jr.

/s/ Stewart S. Dixon*               Director/Trustee          October 30, 2001
------------------------------
Stewart S. Dixon

/s/ Franklin W. Hobbs*              Director/Trustee          October 30, 2001
------------------------------
Franklin W. Hobbs

/s/ C. Alan  MacDonald*             Director/Trustee          October 30, 2001
------------------------------
C. Alan MacDonald

/s/ Thomas J. Neff*                 Director/Trustee          October 30, 2001
------------------------------
Thomas J. Neff


/s/ CHRISTINA T. SIMMONS
* Attorney-in-Fact